Expenses - Net Other Income (Details) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Profit (loss) [abstract]
Subsidies		€ 1,185	€ 374
Impact of disposals Right of Use (Note 9)		1,181
Other		(681)	(494)
Total	[1]	€ 1,685	€ (120)

[1]	Unaudited